Accounting policies and determination criteria (Details) - Derivatives [member] - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	R$ 70,667,950	R$ 42,380,547
Financial assets offset in the balance sheet	(4,860,252)	(2,174,248)
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	65,807,698	40,206,299
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	64,872,243	41,584,522
Financial liabilities offset in the balance sheet	(4,860,252)	(2,174,248)
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	R$ 60,011,991	R$ 39,410,274